Transactions with related parties - Diana Shipping Services S.A., or DSS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 411,000
Due to related parties	$ 210,000			$ 59,000
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 377,671	$ 378,000
Due to related parties		22,930			$ 115,280
Diana Shipping Services S.A., or DSS | OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Due to related parties		22,930			$ 115,280
Diana Shipping Services S.A., or DSS | OceanPal Inc. Predecessors | Management fees to related party
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		302,187	378,000
Diana Shipping Services S.A., or DSS | OceanPal Inc. Predecessors | Voyage expenses
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 94,672	$ 93,343